Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
Health Care - 99.2%
ACADIA Pharmaceuticals, Inc.*	11,625	$301,204
ADMA Biologics, Inc.*	80,743	419,056
Agios Pharmaceuticals, Inc.*	14,036	317,494
Alnylam Pharmaceuticals, Inc.*	1,749	302,420
Amgen, Inc.	1,181	371,141
Amicus Therapeutics, Inc.*	26,201	325,678
Amylyx Pharmaceuticals, Inc.*	22,130	354,080
Apellis Pharmaceuticals, Inc.*	6,251	395,626
Ascendis Pharma A/S (Denmark)*(1)	2,716	352,890
Aurinia Pharmaceuticals, Inc. (Canada)*	36,124	272,375
Axsome Therapeutics, Inc.*(2)	4,452	400,814
BeiGene Ltd. (China)*(1)	1,739	257,772
BioCryst Pharmaceuticals, Inc.*	50,731	268,874
Biogen, Inc.*	1,272	313,751
BioMarin Pharmaceutical, Inc.*	3,342	294,363
BioNTech SE (Germany)*(1)	3,138	298,235
Bluebird Bio, Inc.*	98,849	100,826
Blueprint Medicines Corp.*	3,892	309,531
Bridgebio Pharma, Inc.*	9,084	311,490
CRISPR Therapeutics AG (Switzerland)*	5,183	326,270
Deciphera Pharmaceuticals, Inc.*	20,606	295,078
Exelixis, Inc.*	13,994	304,509
Gilead Sciences, Inc.	3,989	312,179
Halozyme Therapeutics, Inc.*	8,269	279,906
Harmony Biosciences Holdings, Inc.*	9,657	304,582
Immunocore Holdings PLC (United Kingdom)*(1)(2)	5,104	368,968
Incyte Corp.*	5,110	300,315
Insmed, Inc.*	11,295	314,001
Intra-Cellular Therapies, Inc.*	4,994	336,296
Ionis Pharmaceuticals, Inc.*	6,548	336,502
Ironwood Pharmaceuticals, Inc.*	28,489	404,259
Kiniksa Pharmaceuticals Ltd. Class A*	19,132	337,297
Legend Biotech Corp.*(1)	5,314	292,589
Lexicon Pharmaceuticals, Inc.*(2)	250,923	469,226
Ligand Pharmaceuticals, Inc.*	4,818	352,196
Mirum Pharmaceuticals, Inc.*	9,430	249,518
Moderna, Inc.*	3,799	383,889
Neurocrine Biosciences, Inc.*	2,688	375,702
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
PTC Therapeutics, Inc.*	11,819	308,358
Regeneron Pharmaceuticals, Inc.*	372	350,714
Rhythm Pharmaceuticals, Inc.*	7,597	335,104
Roivant Sciences Ltd.*(2)	29,308	293,080
Sage Therapeutics, Inc.*	15,380	394,343
Sarepta Therapeutics, Inc.*	3,451	410,634
SpringWorks Therapeutics, Inc.*	9,406	415,087
Tarsus Pharmaceuticals, Inc.*	17,061	464,742
Theravance Biopharma, Inc.*	29,628	280,873
Travere Therapeutics, Inc.*(2)	37,798	337,536
Ultragenyx Pharmaceutical, Inc.*	7,105	313,402
United Therapeutics Corp.*	1,284	275,777
Vertex Pharmaceuticals, Inc.*	802	347,571
Zai Lab Ltd. (China)*(1)(2)	10,798	232,913
Total Health Care		17,071,036
Total Common Stocks
(Cost $16,636,740)		17,071,036
SECURITIES LENDING COLLATERAL - 2.9%
Money Market Fund - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(4)(5)
(Cost $501,844)	501,844	501,844

TOTAL INVESTMENTS - 102.1%
(Cost $17,138,584)		17,572,880
Liabilities in Excess of Other Assets - (2.1)%		(354,566)
Net Assets - 100.0%		$17,218,314

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,729,800; total market value of collateral held by the Fund was $1,813,631. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,311,787.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$17,071,036	$0	$—	$17,071,036
Money Market Fund	501,844	—	—	501,844
Total	$17,572,880	$0	$—	$17,572,880